SHAREHOLDERS' EQUITY (Additional Stock-Based Compensation Data) (Details) - Employee [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	$ 8,326
Compensation costs weighted average period to be recognized	2 years 11 months 15 days